PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited)
as of May 31, 2020
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks
Automobiles 3.5%
Tesla, Inc.*(a)	32,103	$26,806,005
Biotechnology 2.0%
Vertex Pharmaceuticals, Inc.*	52,902	15,233,660
Entertainment 4.4%
Netflix, Inc.*	78,554	32,971,470
Health Care Equipment & Supplies 3.3%
Boston Scientific Corp.*	307,625	11,686,674
DexCom, Inc.*	34,852	13,184,860
		24,871,534
Health Care Providers & Services 2.5%
Humana, Inc.	45,428	18,655,008
Health Care Technology 1.4%
Teladoc Health, Inc.*(a)	62,770	10,925,746
Hotels, Restaurants & Leisure 1.5%
Chipotle Mexican Grill, Inc.*	11,202	11,245,800
Interactive Media & Services 11.8%
Alphabet, Inc. (Class A Stock)*	14,097	20,208,331
Alphabet, Inc. (Class C Stock)*	14,041	20,063,466
Facebook, Inc. (Class A Stock)*	125,490	28,246,544
Tencent Holdings Ltd. (China)	383,571	20,783,662
		89,302,003
Internet & Direct Marketing Retail 11.8%
Alibaba Group Holding Ltd. (China), ADR*	75,363	15,629,532
Amazon.com, Inc.*	23,502	57,400,580
MercadoLibre, Inc. (Argentina)*	18,706	15,931,339
		88,961,451
IT Services 16.1%
Adyen NV (Netherlands), 144A*	19,205	25,339,840
Mastercard, Inc. (Class A Stock)	156,139	46,980,664

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
PayPal Holdings, Inc.*	124,053	$19,229,455
Shopify, Inc. (Canada) (Class A Stock)*	39,886	30,225,611
		121,775,570
Pharmaceuticals 2.0%
Eli Lilly & Co.	99,158	15,166,216
Road & Rail 2.5%
Uber Technologies, Inc.*	530,952	19,284,177
Semiconductors & Semiconductor Equipment 3.3%
NVIDIA Corp.	69,956	24,835,779
Software 16.5%
Atlassian Corp. PLC (Class A Stock)*	89,235	16,535,246
Coupa Software, Inc.*(a)	104,894	23,864,434
Crowdstrike Holdings, Inc. (Class A Stock)*	99,502	8,737,271
Microsoft Corp.	224,370	41,115,802
RingCentral, Inc. (Class A Stock)*(a)	75,900	20,815,575
Trade Desk, Inc. (The) (Class A Stock)*(a)	45,065	14,040,451
		125,108,779
Technology Hardware, Storage & Peripherals 7.8%
Apple, Inc.	186,139	59,181,034
Textiles, Apparel & Luxury Goods 8.7%
Lululemon Athletica, Inc.*	80,415	24,132,139
LVMH Moet Hennessy Louis Vuitton SE (France)	57,158	23,837,412
NIKE, Inc. (Class B Stock)	183,819	18,120,877
		66,090,428

Total Long-Term Investments (cost $455,933,407)		750,414,660

Short-Term Investments 10.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	9,885,418	9,885,418

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $70,918,676; includes $70,879,542 of cash collateral for securities on loan)(b)(w)	70,999,796	$71,006,896

Total Short-Term Investments (cost $80,804,094)		80,892,314

TOTAL INVESTMENTS 109.8% (cost $536,737,501)		831,306,974
Liabilities in excess of other assets (9.8)%		(74,273,224)

Net Assets 100.0%		$757,033,750

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $72,462,720; cash collateral of $70,879,542 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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